Net Income Per Common Share (Details) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010
Net income	$ 65.1	$ 57.9	$ 120.9	$ 105.0
Less dividends declared:
To common shareholders	18.7	15.7	37.7	31.5
To participating security holders	0	0.1	0	0.2
Total undistributed earnings	46.4	42.1	83.2	73.3
Undistributed earnings to common shareholders	46.4	42.0	83.2	73.1
Undistributed earnings to participating security holders	0	0.1	0	0.2
Net income available to common shareholders for basic and diluted earnings per share	$ 65.1	$ 57.7	$ 120.9	$ 104.6
Weighted-average shares of common stock outstanding	61.7	62.6	62.0	62.5
Common equivalent shares:
Assumed exercise of dilutive options, restricted shares, restricted stock units and performance share units	1.4	1.3	1.3	1.4
Weighted-average common and common equivalent shares outstanding	63.1	63.9	63.3	63.9
Basic earnings per share	$ 1.05	$ 0.92	$ 1.95	$ 1.67
Diluted earnings per share	$ 1.03	$ 0.9	$ 1.91	$ 1.64
Shares excluded from the determination of potential common stock because inclusion would have been anti-dilutive	0.1	0.5	0.3	0.5
Participating Securities [Member]
Unvested Share Based Payment Awards Outstanding	0	0.2	0	0.2